Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
Summary Of Derivative Instruments

	2018	2017
Notional amount	$1,359	$2,185
Weighted average pay rate on interest-rate swaps	3.12%	3.75%
Weighted average receive rate on interest-rate swaps	2.49%	1.52%
Weighted average maturity (years)	2.0	2.1
Fair value of interest-rate swaps	$(17)	$(56)
Fair value of yield maintenance provisions	$17	$56

Schedule Of Mortgage Banking Derivatives

	December 31, 2018		December 31, 2017
	Notional Amount	Fair Value	Notional Amount	Fair Value
Assets:
Interest rate commitments	$55,220	$721	$2,390	$11
TBA mortgage-back securities	33,250	(342)	-	-

Schedule Of Revenue Recognized On Mortgage Activities

	December 31, 2018	December 31, 2017
Gain on loans sold	$1,152	$94
Gain (loss) from change in fair value of loans held-for-sale	373	(32)
Gain (loss) from change in fair value of derivatives	402	13
	$1,927	$75